Environmental Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Environmental Remediation Obligations [Abstract]
Schedule of Movements in Environmental Liabilities
The following tables show the movements in environmental liabilities for the years ended December 31, 2022 and 2021:

Year ended December 31, 2022 (millions of dollars)	PCB	LAR	Total
Environmental liabilities - beginning	68	54	122
Interest accretion	1	—	1
Expenditures	(40)	(6)	(46)
Revaluation adjustment	20	(4)	16
Environmental liabilities - ending	49	44	93
Less: current portion	(20)	(5)	(25)
	29	39	68

Year ended December 31, 2021 (millions of dollars)	PCB	LAR	Total
Environmental liabilities - beginning	76	57	133
Interest accretion	1	—	1
Expenditures	(24)	(6)	(30)
Revaluation adjustment	15	3	18
Environmental liabilities - ending	68	54	122
Less: current portion	(27)	(7)	(34)
	41	47	88

Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets
The following tables show the reconciliation between the undiscounted basis of the environmental liabilities and the amount recognized on the consolidated balance sheets after factoring in the discount rate:

As at December 31, 2022 (millions of dollars)	PCB	LAR	Total
Undiscounted environmental liabilities	50	44	94
Less: discounting environmental liabilities to present value	(1)	—	(1)
Discounted environmental liabilities	49	44	93

As at December 31, 2021 (millions of dollars)	PCB	LAR	Total
Undiscounted environmental liabilities	70	54	124
Less: discounting environmental liabilities to present value	(2)	—	(2)
Discounted environmental liabilities	68	54	122

Schedule of Estimated Future Environmental Expenditures	At December 31, 2022, the estimated future environmental expenditures were as follows:

(millions of dollars)
2023	25
2024	25
2025	14
2026	2
2027	2
Thereafter	26
94